Notes payable	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of borrowings [text block]
25.
Notes payable

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Included in non-current liabilities	3,572	3,497
Included in current liabilities	2,154	-
	5,726	3,497

In September 2020, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below.

	Principal amount (US$’million)	Carrying amount at December 31, 2024 (RMB’million)	Carrying amount at December 31, 2025 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	2,154	-	1.375%	2025
2030 Notes	500	3,572	3,497	2.000%	2030
	800	5,726	3,497

Notes payable issued by the Company were recognized initially at fair value and subsequently carried at amortized cost.

The fair value of notes payable as at December 31, 2024 and 2025 was US$713 million (equivalents to approximately RMB5,128 million) and US$452 million (equivalents to approximately RMB3,176 million). The fair value of notes payable was based on the quoted market prices at the end of reporting period.

Interest is payable semi-annually in arrears on and of each year, beginning in March 2021. The total cash outflow in financing activities for interest paid of notes payable in the years ended December 31, 2023, 2024 and 2025 was RMB101 million, RMB101 million and RMB101 million, respectively.